FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	$ (285,000)	$ 1,683,000	$ 1,683,000	$ 750,000
Additional liability	(164,000)	205,000	205,000	965,000
Change in fair value of liability	126,000	582,000	(1,603,000)	4,851,000
Converted to equity	43,000
Reclassification from liability to equity				(4,883,000)
Balance, Ending	(280,000)	2,470,000	(285,000)	1,683,000
Conversion Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	(6,000)	1,249,000	1,249,000	605,000
Additional liability	0	0	0	0
Change in fair value of liability	(37,000)	274,000	(1,243,000)	5,527,000
Converted to equity	43,000
Reclassification from liability to equity				(4,883,000)
Balance, Ending	0	1,523,000	(6,000)	1,249,000
Bristol/Heartland/SOS warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	(56,000)	394,000	394,000	0
Additional liability	(164,000)	56,000	56,000	965,000
Change in fair value of liability	(60,000)	266,000	(394,000)	(571,000)
Converted to equity	0
Reclassification from liability to equity				0
Balance, Ending	(280,000)	716,000	(56,000)	394,000
Incentive Bonus [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	(223,000)	40,000	40,000	145,000
Additional liability	0	149,000	149,000	0
Change in fair value of liability	223,000	42,000	34,000	(105,000)
Converted to equity	0
Reclassification from liability to equity				0
Balance, Ending	$ 0	$ 231,000	$ (223,000)	$ 40,000